Plan Amendment (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Transfers in due to acquisition	$ 827,028	$ 0
Notes receivable from participants
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Transfers in due to acquisition	777,529
Self-directed brokerage account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Transfers in due to acquisition	$ 49,499